NEW AGE ALPHA FUNDS TRUST

555 Theodore Fremd Avenue

Suite A-101

Rye, New York 10580

VIA EDGAR

January 30, 2026

U.S. Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Age Alpha Funds Trust (the “Trust”)
File Nos. 333-277581/ 811-23945

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the Trust, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 27, 2026, with an effective date of January 28, 2026 (Accession No.: 0001580642-26-000493).

Please contact the undersigned at (212) 922-2683 if you have any questions.

Very truly yours,

/s/ Keith D. Kemp

Keith D. Kemp

President and Principal Executive Officer

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